Income Taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal				$ (439)	$ (3,305)	$ (2,578)
Foreign				(437)	(47)	0
State				(1,000)	(369)	(277)
Total current				(1,876)	(3,721)	(2,855)
Deferred:
Federal				10,646	(5,854)	2,023
Foreign				0	0	0
State				1,594	(148)	52
Total deferred	$ (300)	$ 15,100	$ 0	12,240	(6,002)	2,075
Total income tax (expense) benefit	$ (1,300)		$ (706)	$ 10,364	$ (9,723)	$ (780)